Pursuant to Rule 497(e)
                                                        Registration No. 2-89264
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Primary Liquidity Fund Shares of Cortland Trust, Inc. -
Cortland General Money Market Fund

Government Liquidity Fund Shares of Cortland Trust, Inc.-
U.S. Government Fund

Municipal Liquidity Fund Shares of Cortland Trust, Inc. -
Municipal Money Market Fund

New York Tax Exempt Liquidity Fund Shares of
New York Daily Tax Free Income Fund, Inc.

Offshore Liquidity Fund Shares of Daily Dollar International, Ltd. II

(collectively the "Funds")
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Supplement   Dated  April  29, 2004 to the current prospectus for each of the above  named funds


Effective  April 29, 2004, the         The   following   language  is
class  names  of  each  of the         added to the end of  the
above  listed  funds have been         section entitled "Distribution
changed as follows:                    Arrangements" in the New York
                                       Daily Tax Free Income  Fund,
*   Primary   Liquidity   Fund         Inc. Prospectus:
shares will  become  Advantage
Primary Liquidity Fund shares          Oppenheimer & Co. Inc receives
                                       distribution   and   servicing
*  Government  Liquidity  Fund         payments from the  Distributor
shares will  become  Advantage         with respect to the  Advantage
Government    Liquidity   Fund         Shares in amounts  that exceed
shares                                 the payments  the  Distributor
                                       receives from the Fund
*  Municipal   Liquidity  Fund         pursuant to the Plan,
shares will  become  Advantage         Distribution Agreement and
Municipal    Liquidity    Fund         Shareholder Servicing Agreement
shares                                 with respect to such shares.
                                       The excess of such payments
*   New   York   Tax    Exempt         over the total payments the
Liquidity   Fund  shares  will         Distributor receives from the Fund
Advantage New York Tax Exempt          represents payments made out of the
Liquidity Fund shares                  Manager's and/or Distributor's
                                       own resources.

*  Offshore   Liquidity   Fund
shares will  become  Advantage
Offshore Liquidity Fund shares         The following language is
                                       added to the end of the
All  references  to  the  term         section entitled "Distributor
"Account  Executive" have been         and Shareholder Servicing
changed to "Financial Advisor"         Agent" in the Daily Dollar
                                       International, Ltd. II
                                       Prospectus:
The   following   language  is
added   to  the   end  of  the         Oppenheimer & Co. Inc receives
section entitled "Distributor"         distribution and servicing
in the  Cortland  Trust,  Inc.         payments from the Distributor
Prospectus:                            with respect to the Advantage
                                       Class in amounts that exceed
Oppenheimer & Co. Inc receives         the payments the Distributor
distribution   and   servicing         receives from the Fund pursuant
payments from the  Distributor         to the distribution agreement
with respect to the  Advantage         and shareholder servicing agreement
Shares in amounts  that exceed         with respect to such class of
the payments  the  Distributor         shares. The excess of such payments
receives    from    the   Fund         over the total payments the Distributor
pursuant  to  the  Rule  12b-1         receives from the Fund represents
Plan,  Distribution  Agreement         payments made out of the Manager's and/or
and Shareholder Servicing Plan         Distributor's own resources.
with  respect to such  shares.
The  excess  of such  payments
over the  total  payments  the
Distributor  receives from the
Fund represents  payments made
out  of the  Manager's  and/or
Distributor's own resources.